Remuneration System for the Management Board and Employees of the Group - Constellation 2021 Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares € / shares Rate	Oct. 01, 2021 Rate
Constellation Stock Plan [Line Items]
Subscription right	110.00%
2021 October Stock Option Plan Constellation [Member]
Constellation Stock Plan [Line Items]
Subscription right		25.00%
Performance criteria		100.00%
Weighted-average Price | € / shares	€ 44.91
Personnel expenses | €	€ 711,223
Additions | shares	323,534
2021 October Stock Option Plan Constellation [Member] | Top of range [member]
Constellation Stock Plan [Line Items]
Performance criteria		200.00%
2021 October Stock Option Plan Constellation [Member] | Bottom of range [member]
Constellation Stock Plan [Line Items]
Performance criteria		0.00%